Fair Value Measurements	12 Months Ended
Dec. 31, 2025
EBP 002
EBP, Investment, Fair Value and NAV [Line Items]
Fair Value Measurements	Fair Value Measurements
Fair value is defined under GAAP as the exchange price that would be received to sell an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. A fair value hierarchy was established for valuation inputs that gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The fair value hierarchy is as follows:
Level 1: Quoted prices (unadjusted) for identical assets or liabilities in active markets that the entity has the ability to access as of the measurement date.
Level 2: Significant other observable inputs other than Level 1 prices, such as quoted prices for similar assets or liabilities, quoted prices in markets that are not active, and other inputs that are observable or can be corroborated by observable market data.
Level 3: Significant unobservable inputs that reflect a company's own assumptions about the input assumptions that market participants would use in pricing an asset or liability.
Assets and liabilities are classified in their entirety based on the lowest level of input that is significant to the fair value measurement. The Plan's assessment of the significance of a particular input to the fair value measurement requires judgment, and may affect the valuation of fair value assets and liabilities and their placement within the fair value hierarchy levels.
The Plan used the following methods and significant assumptions to estimate fair value for assets and liabilities recorded at fair value. There have been no changes in the methodologies used at December 31, 2025 and 2024.
Mutual funds. Mutual funds are reported at fair value utilizing Level 1 inputs, determined by quoted prices on nationally recognized exchanges.
Common Stock of City Holding Company. Common Stock of City Holding Company is reported at fair value utilizing Level 1 inputs. The fair value of the common stock for City Holding Company is determined by the closing price reported on NASDAQ.
The following table represents assets and liabilities measured at fair value on a recurring basis:

	Total	Level 1	Level 2	Level 3
December 31, 2025
Mutual funds	$79,437,396	$79,437,396	$—	$—
Common stock	19,163,824	19,163,824	—	—
Total assets in the fair value hierarchy	$98,601,220	$98,601,220	$—	$—

December 31, 2024
Mutual funds	$67,529,546	$67,529,546	$—	$—
Common stock	18,777,408	18,777,408	—	—
Total assets in the fair value hierarchy	$86,306,954	$86,306,954	$—	$—